General (Details) ₪ in Thousands, $ in Thousands					12 Months Ended
	Sep. 27, 2021 USD ($)	Sep. 27, 2021 ILS (₪)	May 09, 2021 shares	Feb. 28, 2021 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Oct. 31, 2022 shares	Sep. 30, 2022 shares	May 31, 2022 shares	May 27, 2021 shares
General (Details) [Line Items]
Number of unit (in Shares) | shares							911,916	431,210	2,030,658	4,866,668
Percentage of shares			51.00%	51.00%
Diluted perecentage				46.51%
Ordinary shares (in Shares) | shares			510,000,000
Percentage of voting rights			51.00%
Share options (in Shares) | shares			25,000,000
Amount of seller	$ 21,848	₪ 70,000
Purchase price	12,484	40,000
Cash	$ 9,363	₪ 30,000
Incurred losses in the amount					$ 99,042
Working capital amount					24,638
Operating activities					23,432
Lease					4,000
Revenue					10,200
Irrevocable commitments					50,000
Company contribute amount					46,000
Fund amount					582	₪ 2,000
Received payments					110,000	400,000
Bonus amount					$ 110,000	₪ 400,000
Top of range [member]
General (Details) [Line Items]
Number of unit (in Shares) | shares				8,200
Bottom of range [member]
General (Details) [Line Items]
Number of unit (in Shares) | shares				81